Accounts Receivable, net (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Receivables [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following (in thousands):

	June 30, 2025	March 31, 2026
Accounts receivable	$161,827	$277,639
Less: allowance for credit losses	(1,857)	(3,047)
Accounts receivable, net	$159,970	$274,592

Accounts receivable, net consist of the following (in thousands):

	Successor
	June 30,
	2024	2025
Accounts receivable	$83,851	$161,827
Less: allowance for credit losses	(2,598)	(1,857)
Accounts Receivable, net	$81,253	$159,970

Schedule of the Allowance for Credit Losses

The following is the activity of the allowance for credit losses on accounts receivable (in thousands):

	Predecessor	Successor
	Period from July 1, 2023 to October 31, 2023	Period from Inception to June 30, 2024	Year Ended June 30, 2025
Beginning balance	$(1,516)	$—	$(2,598)
Acquisitions	—	(2,820)	—
Recovery (provision) for credit losses	79	169	207
Written-off	16	53	534
Ending balance	$(1,421)	$(2,598)	$(1,857)